Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 21, 2024
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 21, 2024
Document Effective Date	Oct. 21, 2024
Prospectus Date	Oct. 21, 2024
AMPLIFY SMALL-MID CAP EQUITY ETF | AMPLIFY SMALL-MID CAP EQUITY ETF
Prospectus:
Trading Symbol	SMAP